CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,598,098	$ 10,658,183	$ 12,774,971
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,139,131	1,014,387	916,115
Deferred tax expense (benefit)	32,774	(541,987)	(143,317)
Allowance for credit losses	2,345,747	2,221,430	438,997
Recovery of allowance for expected credit losses	(1,099,404)
Prepaid and other current assets provision		117,679
Loss from disposal of property and equipment			(5,421)
Amortization of right-of-use assets	368,264	366,427	553,916
Changes in assets and liabilities:
Accounts receivable	(17,799,751)	(9,674,507)	(14,839,326)
Inventories	(187,543)	113,661	1,568,326
Prepayments	(4,683,841)	(5,292,606)	(3,566,229)
Deposits and other assets	(153,904)	(149,773)	115,053
Right-of-use assets		(9,102)	(881,431)
Accounts payable	727,800	341,525	(100,934)
Contract liabilities	310,151	(173,101)	45,449
Lease liabilities	(497,449)	(253,605)	389,481
Accrued expenses and other payables	(1,567,492)	1,213,891	1,343,230
Taxes payable	2,154,304	(972,466)	1,139,858
Income tax receivables			737,230
Net cash (used in) /provided by operating activities	(6,313,115)	(1,019,964)	485,968
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,853,678)	(2,638,488)	(5,909,308)
Purchase of intangible assets			(44,821)
Proceeds from disposal of equipment			32,665
Net cash used in investing activities	(2,853,678)	(2,638,488)	(5,921,464)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	19,323,780	9,601,600	9,065,240
Repayments of short-term bank loans	(10,983,780)	(7,483,600)	(4,606,925)
Proceeds from long-term loan	2,780,000	2,548,794
Payment of long-term loan	(806,764)	(194,041)
Proceeds from PIPE investment	2,900,000
Due from related parties		48,120	301,454
Due to a related party	407,545	(182,010)	(347,851)
Payment of listing cost	(2,900,000)	(877,745)
Net cash provided by financing activities	10,720,781	3,461,118	4,411,918
Effect of exchange rate changes	(94,273)	(3,108)	(297,647)
Net change in cash	1,459,715	(200,442)	(1,321,225)
Cash at beginning of year	1,510,484	1,710,926	3,032,151
Cash at end of the year	2,970,199	1,510,484	1,710,926
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	1,837,708	2,644,786	1,439,558
Cash paid for interest	$ 497,247	261,323	243,838
SUPPLEMENTAL DISCLOSURE OF NONCASH FLOW INFORMATION:
Right-of-use assets obtained in exchange for operating lease liabilities		$ 19,701	$ 907,952